Inventories	12 Months Ended
Dec. 31, 2014
Inventory, Net [Abstract]
Inventory Disclosure [Text Block]
7.	Inventories:

	December 31,	December 31,
	2014	2013

Finished goods	$1,815	$1,941
Work in process	1,013	3,052
Raw materials	2,449	1,546
Inventory consigned to others	58	58
	$5,335	$6,597

During the year ended December 31, 2014, the Company had a write-down of $1,547 (2013 – nil) in inventory.